BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
BORROWINGS
Schedule of bank borrowings

	At December 31, 2015	At December 31, 2016
	$	$
Bank borrowings	1,631,858	1,960,893

Analysis as:
Short-term	961,639	902,348
Long-term, current portion	107,392	675,857

Subtotal for short-term	1,069,031	1,578,205
Long-term, non-current portion	562,827	382,688

Borrowings from non-banking institutions	131,295	132,595

Analysis as:
Short-term	53,899	—
Long-term, current portion	33,646	21,828

Subtotal for short-term	87,545	21,828
Long-term, non-current portion	43,750	110,767

Total	1,763,153	2,093,488

Schedule of the Company's short-term borrowings

	At December 31, 2015	At December 31, 2016
	$	$
Bank borrowings
Short-term bank borrowings secured by restricted cash	139,412	266,685
Short-term bank borrowings secured by inventories	12,926	46,408
Short-term bank borrowings secured by prepaid land use rights and property, plant and equipment	302,379	211,263
Short-term bank borrowings secured by project assets and solar power systems	189,222	82,079
Short-term borrowings secured by equity	76,837	—
Unsecured short-term borrowings	240,863	295,913
Long-term borrowings due within one year
Long-term bank borrowings due within one year secured by inventories	46	—
Long-term borrowings due within one year secured by prepaid land use rights and property, plant and equipment	13,327	16,919
Long-term borrowings due within one year secured by project assets and solar power systems	83,264	630,696
Long-term bank borrowings due within one year secured by equity	308	18,765
Unsecured long-term borrowings due within one year	10,447	9,477

	1,069,031	1,578,205
Borrowings from non-banking institutions
Short-term borrowings secured by restricted cash	53,899	—
Long-term borrowings due within one year secured by project assets	32,568	2,640
Unsecured long-term borrowings due within one year	1,078	19,188

	87,545	21,828

Total	1,156,576	1,600,033

Schedule of the Company's long-term borrowings

	At December 31, 2015	At December 31, 2016
	$	$
Bank borrowings
Unsecured long-term bank borrowings	10,124	—
Long-term bank borrowings secured by project assets and solar power systems	162,993	27,100
Long-term bank borrowings secured by property, plant and equipment	13,327	15,588
Long-term bank borrowings secured by equity	376,383	340,000

	562,827	382,688
Borrowings from non-banking institutions
Long-term borrowings secured by project assets and solar power systems	13,745	49,767
Unsecured long-term borrowings	30,005	61,000

	43,750	110,767

Total	606,577	493,455

Schedule of future principal repayments on the long-term borrowings

2017	697,685
2018	260,379
2019	198,171
2020	19,480
2021	3,460
Thereafter	11,965

Total	1,191,140
Less: future principal repayment related to long-term borrowings, current portion	(697,685)

Total long-term portion	$493,455

Schedule of interest incurred

	Years Ended December 31
	2014	2015	2016
	$	$	$
Interest capitalized—project assets	10,304	102	47,881
Interest capitalized—solar power systems	—	23,328	3,113
Interest capitalized—property, plant and equipment	203	912	819
Interest expense	48,906	54,148	69,723

Total interest incurred	59,413	78,490	121,536